One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 33-38801
1940 Act File No. 811-08457

January 31, 2001

Filed via EDGAR (CIK #0001048133)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 33-38801
    DELAWARE GROUP FOUNDATION FUNDS
    DELAWARE GROWTH PORTFOLIO
    DELAWARE BALANCED PORTFOLIO
    DELAWARE INCOME PORTFOLIO
    DELAWARE S&P 500 INDEX FUND
    ____________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 12, the most recent Post-Effective Amendment of Delaware Group Foundation Funds. Post-Effective Amendment No. 12 was filed electronically with the Commission on January 29, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor
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David P. O'Connor
Vice President/
Assistant Secretary/
Associate General Counsel